PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
	December 31,
	2020	2021

Cost:
Computers, software and related equipment *)	$25,828	$35,290
Leasehold improvements	7,490	7,739
Office furniture and equipment	3,870	4,090

	37,188	47,119

Less - accumulated depreciation	18,651	26,936

Depreciated cost	$18,537	$20,183

*) For the years ended December 31, 2020 and 2021, the Company capitalized $3,369 and $4,160 including $612 and $569 of share-based compensation costs, relating to its internal use software and website development, respectively.